GOODWILL - IMPAIRMENT TESTS FOR CASH-GENERATING UNITS CONTAINING GOODWILL (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 6,464	¥ 8,594
Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	14,325	16,455
Accumulated impairment losses
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ (7,861)	¥ (7,861)